Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

		At December 31,
	Note	2023	2024	2025
		(in thousands)
Current
Convertible debt	17.1	52,278	—	56,422
Convertible debt embedded derivative	17.1	3	—	10,800
Unsecured related party loan	17.2	8,922	—	—
Interest-bearing receivables financing	17.3	9,544	3,742	—
Total current portion		$70,747	$3,742	$67,222
As of December 31, 2025, the Company had no non-current debt and no drawn or undrawn committed borrowing or overdraft facilities in place.
Convertible debt
Nokomis Capital L.LC
On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million (the "Nokomis Note"). The convertible note matured in August 2022 and was convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per ordinary share ($103.00 per ADS at the current ratio). The 2019 note was an unsecured obligation of the Company. The note was not redeemable prior to maturity. The note’s accreted principal could be converted at any time after issuance until maturity, with adjustments for events like dilutive issuances, dividends, or stock splits. Unconverted portions accrued 7% annual interest, paid in kind on each anniversary. Standard default events could make the principal and interest immediately due. In major transactions such as mergers or asset sales, holders could opt for cash repurchase or conversion of their notes. The note also included typical covenants, restricting the Company from pledging assets to third-party lenders except in limited cases while the notes were outstanding.
Effective March 20, 2020, the Nokomis Note was amended to grant the Company two options to extend the term of the note. Each option would give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it was lower than the existing conversion price. On the first option exercise, the PIK would be adjusted to 9.5%, and the holder would be granted warrants for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK would be adjusted to 13.5%, and the holder would be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. In consideration for entering into the amendments, the warrants that Nokomis owns previously and that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendment and expired in April 2024.
On August 15, 2022, the Nokomis Note arrived at maturity and the Company elected to exercise the first option of the amendment, to extend the maturity to August 16, 2023 in exchange for the issuance of 594,680 warrants (5,946 ADSs at the current ratio) to Nokomis at an exercise price of $1.03 per warrant ($103.00 per ADS at the current ratio). The expiration date of these warrants was August 15, 2025. In accordance with Article II of the amendment, the interest rate on the note increased to 9.5% per annum effective August 15, 2022. Conversion price of the debt was unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with a liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and an embedded derivative, reflecting the value of the conversion option.
The value of the liability component at the extension date was $6,125,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 23.2% as the market rate of interest in order to value the liability components for an amount of $5,454,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $476,000 in the Consolidated Statement of Operations in “Debt amendments". The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $343,000 was recorded as financial expenses in the Consolidated Statement of Operations.
On August 15, 2023, the Nokomis Note arrived at its extended maturity and the Company elected to exercise its second option to extend the maturity to August 16, 2024 in exchange for the issuance of 1,244,820 warrants (12,448 ADSs at the current ratio) to Nokomis at an exercise price of $0.8092 per warrant ($80.92 per ADS at the current ratio) and to extend the term of the warrant issued in August 2022 by one year. The expiration date of both issues of warrants is August 15, 2026. In accordance with Article II of the amendment, the interest rate on the note increased to 13.5% per annum effective August 15, 2023. Conversion price of the debt was unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with a liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and an embedded derivative, reflecting the value of the conversion option.
The value of the liability component at the extension date was $6,707,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 21.9% as the market rate of interest in order to value the liability components for an amount of $6,378,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $247,000 in the Consolidated Statement of Operations in Debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $421,000 was recorded as financial expenses in the Consolidated Statement of Operations.
At December 31, 2023, the recalculated fair value of the Nokomis embedded derivatives was $3,000 and the change of the fair value of $1,244,000 for the year ended December 31, 2023 was recorded in the Consolidated Statement of Operations.
Lynrock Lake Master Fund LP
On April 9, 2021, the Company entered into a convertible note agreement with Lynrock Lake Master Fund LP in the principal amount of $40.0 million (the "Lynrock Lake Note"). The Lynrock Lake Note matured in April 2024 and was convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.915 per ordinary share (representing $191.50 per ADS at the current ratio), subject to a 9.9% ownership limit for Lynrock Lake. The Lynrock Lake Note earned interest annually at an interest rate of 5.0625% for cash payments or 6% for payment in kind accruals. The Company retained an option to call the Lynrock Lake Note under certain circumstances after 12 months, either in full or in part. If a change of control occurred at any time prior to the payment of the note in full, Lynrock Lake Master Fund LP would have the right, in its sole discretion, to require the Company to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest). In the event that the note was not converted and the Company did not repay the amount due on the maturity date, the interest rate automatically increased to 8% beginning April 10, 2024.
The Lynrock Lake Note was accounted for as compound financial instruments with a liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and an embedded derivative, reflecting the value of the conversion option. The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the Lynrock Lake Note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On April 9, 2021, the initial fair value of the embedded derivative of the notes was calculated to be $12,713,000 The change in fair value was remeasured and recorded as financial income or loss at each Statement of Financial Position date.
At December 31, 2023, the recalculated fair value of the Lynrock Lake Note embedded derivatives was zero and the change of the fair value of $1,956,000 for the year ended December 31, 2023 was recorded in the Consolidated Statement of Operations.
Standstill and redemption of Nokomis and Lynrock Lake Notes
On April 9, 2024, the Company secured standstill agreements from both convertible debt holders with respect to the convertible debt maturing in April 2024. The agreements granted an initial standstill period until April 26, 2024 that was extended until September 30, 2024.
This resulted in the extinguishment of the existing notes and issuance of a new notes for accounting purposes. The amended debts were accounted for as compound financial instruments with a liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and an embedded derivative, reflecting he value of the conversion option.
The value of the liability components at the extension date was $54,935,000 (Nokomis Note: $7,294,000 ; Lynrock Note:$47,641,000). The fair value of the new liability components represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used market rate of interest in order to value the liability components for an amount of $41,315,000 (Nokomis Note: $5,618,000 at market rate of 78.3% ; Lynrock Note: $35,697,000 at market rate of 80.8%) The change in the liability component before and after the extension was recorded for a gain of $13,260,000 (Nokomis Note: $1,676,000 ; Lynrock Note: $11,944,000) in the Consolidated Statement of Operations in “Debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $3,000 was recorded as financial income in the Consolidated Statement of Operations.
On October 1, 2024, the Company repaid the Lynrock note and accrued interest for an amount of $49,473,000. On October 8, 2024, the Company repaid the Nokomis note and accrued interest for an amount of $7,739,000.
Hudson Bay et al
On June 22, 2025, we entered into a secured convertible debenture purchase agreement with five institutional and accredited investors (the “Hudson Bay et al Notes”), pursuant to which we agreed to issue to secured convertible debentures (the “secured convertible debentures”) in a principal amount of $189 million with warrants (the "2025 warrants") to purchase up to 2,024,999 ADS at $14.00 per ADS at the current ratio. The transaction was finalized on July 7, 2025. The secured convertible debentures are convertible into ordinary shares or pre-funded warrants at the option of a debenture purchaser at any time at a conversion price of $21.00 per ADS at the current ratio. From and after the first anniversary date of the date the secured convertible debentures are issued ("issuance date") until, but not including, the second anniversary date of the issuance date, interest shall accrue on the outstanding principal balance of the secured convertible debentures at an annual rate equal to 6.0%, and from and after the second anniversary date of the issuance date, interest shall accrue on the outstanding principal balance of the secured convertible debentures at an annual rate equal to 8.0%.
The Hudson Bay et al Notes were accounted for as compound financial instruments with a liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and an embedded derivative, reflecting both the value of the conversion option and the 2025 warrants. The initial fair value of the notes was split between these three components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The embedded derivative of the Hudson Bay et al Notes was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. The significant inputs used in the valuation of the convertible debt components included:
•the risk‑free interest rate of 3.8% based on government bond yields with a maturity consistent with the expected life of the instrument;
•the credit spread applied to determine the discount rate for the debt host derived to be 23.1%;
•the expected volatility of the underlying equity instrument of 106%;
•the expected term of the convertible instrument, taking into account the investor put right on January 7, 2027 and the issuer redemption right if the market price is above 130% or below 40% of the conversion price;
•cash flows from the interest payments based on coupons of 0% for the first year, 6% for year two, 8% thereafter until maturity;
•the share price at the valuation date ($14.30 at the current ADS ratio); and
•the $21.00 conversion price specified in the contractual arrangement, with potential adjustment of the conversion price to the higher of (i) $1.40 and (ii) 120% of the average VWAP over the five trading days immediately preceding the reset date of April 25, 2026.

On July 7, 2025, the initial fair value of the embedded derivative of the notes was calculated to be $67,000,000 and the embedded derivative related to the 2025 warrants issued was calculated to be $6,200,000. The change in fair value is remeasured and recorded as financial income or loss at each Statement of Financial Position date. After the value of the embedded derivative and attached 2025 warrants was established, the value the liability components of the note on issuance resulted in rate of interest of 26.9% (30.9% after taking into account transaction costs) as the effective market rate of interest.
On October 27, 2025, the secured convertible debenture purchase agreement was amended to allow the Company to repurchase 50% of the secured convertible debentures at their face value plus a 6.5% premium. The repurchase of the secured convertible debentures for $100.6 million was completed on November 10, 2025. The change in the liability component before and after the repurchase was recorded for a loss of $29,394,000 in the Consolidated Statement of Operations in "Gain (loss) on debt extinguishment" and the change in fair value of $36,000,000 was recorded as financial income in the Consolidated Statement of Operations. At December 31, 2025, the recalculated fair value of the remaining embedded derivative was a total of $10,800,000 and the change in fair value of $6,600,000 was recorded as financial income in the Consolidated Statement of Operations. At December 31, 2025, the 2025 warrants had expired and the reduction in the value was recorded as a gain of $2,400,000.
On February 10, 2026, the secured convertible debenture purchase agreement was further amended to allow the Company to repurchase the remaining 50% of the secured convertible debenture at their face value by June 1, 2026. Consequently, the convertible debt and related embedded derivative have been classified as current liabilities on the balance sheet.
From the February 10 to April 23, 2026, the Company redeemed in several increments a total of $50,798,000.The liability component will be recalculated before and after each repurchase date and the change will be recorded in the Consolidated Statement of Operations in "Gain (loss) on debt extinguishment", and the change in fair value of the embedded derivative will be remeasured at each repurchase date, and recorded as financial income in the Consolidated Statement of Operations.
Unsecured related party loan
In 2023, Renesas Electronics Corporation ("Renesas") was a minority shareholder of the Company and had a representative on the Company's board of directors. On November 8, 2023, in connection with contemplated acquisition of the Company by Renesas that was in process at the time (subsequently terminated in February 2024), the Company entered into a Security Purchase Agreement with Renesas Electronics America ("Renesas America") whereby Renesas America agreed to the issuance of an unsecured subordinated note (the “Note”) in an aggregate principal amount of $6.0 million, at a stated rate of interest of 9.5% per annum. The principal amount and any accrued interest on the Note was due on the earliest to occur of (i) the written demand by the holder of the Note for repayment after the successful consummation of the offer by Renesas Electronics Europe GmbH, incorporated as a limited liability company under the laws of Germany and a direct wholly owned subsidiary of Renesas, to acquire all of the Company’s outstanding ordinary shares, nominal value €0.01 per share (“Ordinary Shares”), including Ordinary Shares represented by American Depositary Shares (“ADSs”) and Ordinary Shares issuable upon the exercise or conversion or exchange of any outstanding options, warrants, convertible securities, restricted share awards or rights to purchase, subscribe for, or be allocated Ordinary Shares of the Company, for $0.7575 per Ordinary Share and $75.75 per ADS at the current ratio (the “Tender Offer”), (ii) 90 days after the termination of the Tender Offer (other than by reason of successful completion thereof), (iii) 90 days after the termination of the Memorandum of Understanding (the "MoU), dated as of August 4, 2023, by and between Renesas and the Company, and (iv) the date a Company Termination Fee (as defined in the MoU) was payable under the MoU.
On December 27, 2023, the Company entered into a second Security Purchase Agreement with Renesas America whereby Renesas America agreed to the issuance of a Note in an aggregate principal amount of $3.0 million, at a stated rate of interest of 9.5% per annum.
On February 12, 2024, the Company entered into a third Security Purchase Agreement with Renesas America whereby Renesas America agreed to the issuance of a Note in an aggregate principal amount of $9.0 million, at a stated rate of interest of 9.5% per annum.
On February 22, 2024, Renesas notified the Company that Renesas was terminating the MoU due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan.
On April 22, 2024, the Company issued an Unsecured Promissory Note with a principal amount of $5,000,000 to 272 Capital Master Fund, Ltd., an investment fund shareholder of the Company also managed by a member of the Company's board of directors. The transaction closed on April 24, 2024. The Note bore paid-in kind interest at a rate of 12.0% per annum, compounded annually, with a guaranteed return of 40.0%. The Note was to mature on the earlier of April 22, 2025, or one day prior to the earliest extended maturity date of the Company’s existing convertible debt held by Lynrock Lake and Nokomis and subordinated notes held by Renesas.
In April, 2024, the Company secured a standstill agreement from Renesas. The agreement granted an initial standstill period until April 26, 2024 which was then extended until September 30, 2024. The change in the liability before and after the extension was recorded for a gain of $294,000 in the Consolidated Statement of Operations in "Debt amendments".
In October 2024, the Company repaid the loans with accrued interest. $19,266,000 was repaid to Renesas ($18,000,000 in principal and $1,266,000 as accrued interest) and $7,000,000 ($5,000,000 in principal and $2,000,000 as accrued interest) to 272 Capital master Fund, Ltd. No repayments of principal occurred during the year ended December 31, 2023.
Interest expense related to the Notes recorded during the year ended December 31, 2024 amounted to $3,791,000 ($127,000 in the year ended December 31, 2023).
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers, up to the amount covered by the Company's credit insurance per customer. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales of $800,000. The Company transferred to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company paid a commission on the face value of the accounts receivable submitted and interest at SOFR 3 months USD +2%. In the event that the customer did not pay the invoice within 60 days of the due date, the receivable was excluded from the line of credit, and recovery became the Company’s responsibility. At December 31, 2024, $3,079,000 ($2,531,000 at December 31, 2023) had been drawn on the line of credit and recorded as a current borrowing. On November 27, 2024, the Company informed the French financial institution that it terminated the factoring agreement which was up for renewal on March 2, 2025. All remaining outstanding amounts due under the facility were paid in the first quarter of 2025.
Between 2022 and 2024, the Company financed its French research tax credits as they were earned. At December 31, 2023 and 2024, the amount financed was $3,369,000 and $663,000, respectively, recorded as current liabilities. In January 2025, the company decided to terminate the agreement to finance the 2024 research tax credit and the amount financed was reimbursed in February 2025. The effective interest rate of 19.80% in 2024 and 1.46% in 2023 included expenses related to the financing. No portion of the 2025 research tax credit was financed.
At each of December 31, 2025, 2024 and 2023, retention from the financings for the years from 2020 to 2023 was recorded in other receivables. An amount of $118,000 is expected to be recovered in 2026 and is recorded in current other receivables. An amount of $397,000 is expected to be recovered from 2027 to 2029 and is recorded in long-term receivables.